May 12, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:                  Nationwide Life Insurance Company
Pre-Effective Amendment No. 3 for Select Retirement
Individual Supplemental Immediate Fixed Income Annuity Contracts
on Form S-1
SEC File No. 333-155368

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”), we are filing Pre-Effective Amendment No. 3 to the registration statement indicated above for the purpose of registering Select Retirement, an Individual Supplemental Immediate Fixed Income Annuity Contract (the “Contracts”).

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide is attached hereto as Exhibit 24.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

On November 14, 2008, Nationwide filed an initial registration statement for Individual Supplemental Immediate Fixed Income Annuity Contracts.  On January 13, 2009, Nationwide received your written comments.  Pre-Effective Amendment No. 1 was filed on February 10, 2009.  We received your oral comments on March 5, 2009.  Pre-Effective Amendment No. 2 was filed on April 2, 2009.  We received your oral comments on April 20, 2009.  Pre-Effective Amendment No. 3 reflects red-lining of changes made to address your written comments.  Other redlined changes in this Pre-Effective Amendment No. 3 reflect non-material clarifying disclosures.

1.           Summary of Maximum Contract Fee Expenses (p.4)   Please consider revising, using a format similar to an N-4.

RESPONSE: We revised the “Summary of Maximum Contract Fee Percentages” Chart as follows:

Recurring Contract Fees
(assessed on the first day of each calendar quarter against the Guaranteed Lifetime Withdrawal Base as of the last day of the previous calendar quarter)
Contract Fee	1.45%1
Spousal Continuation Option Fee	0.30%2
Total Contract Fee (including the Spousal Continuation Option)	1.75%3

1  The current Contract Fee Percentage is 1.00%.
2  The current Spousal Continuation Option Fee is 0.20%.
3   The current Total Maximum Contract Fee Percentage is 1.20%.

2.            What are the Eligible Portfolios and how are they managed? (pp. 5-7).   (a) Please explain the procedural steps after a contractowner selects an Eligible Portfolio, including the procedures for selecting the model.  (b) Please elaborate on the term “populate” – is there a list of investments that make up the UMA model?  If there is a list, who creates the list, can the list change and on what basis?  What does Nationwide mean when it says it controls what investment options are available?  If a contractowner does not select investment options, who decides how the model is populated? (c) Once the model is “populated,” who is making the buy/sell decisions?  If the overlay manager does this, please provide more information about whether the overlay manager continues his job.  Can the contractowner make transfers between ETFs, mutual funds and SMAs, or must they stay in the same investment product? (d)  Please clarify who is advising the contractowner about the Eligible Portfolios.

RESPONSE:

(a)            We revised the first paragraph of the “What are the Eligible Portfolios and how are they managed?” section as follows:

What are the Eligible Portfolios and how are they managed?

Eligible Portfolios are those Select UMA asset allocation investment models (“Models”) established by CGM and approved by Nationwide, which contain certain permissible investments under the Contract.   Each of the Models available as an Eligible Portfolio corresponds to a specific investment risk profile.  The Models are comprised of asset classes and asset class percentages established by CGM. You and your Financial Advisor select the actual investments within each asset class from a list of investment products (“Investment Products”) created by CGM and approved by Nationwide.  These Investment Products can take the form of Mutual Funds, Exchange Traded Funds and/or Separately Managed Accounts.   You and your Financial Advisor may elect any combination of the permitted Investment Products to fulfill each asset class percentage:

1  The current Contract Fee is 1.00%.

2  The current Spousal Continuation Option Fee is 0.20%.

3  The current Total Contract Fee is 1.20%.

The United States Securities
and Exchange Commission
May 12, 2009

Mutual Funds - A mutual fund is a professionally managed type of collective investment that pools money from many investors and invests it in stocks, bonds, short-term money market instruments, and/or other securities.  The mutual fund will have a fund manager that trades the pooled money on a regular basis, and is an open end investment company registered under the Investment Company Act of 1940.

Exchange Traded Funds (“ETFs”) - An ETF is an investment vehicle traded on stock exchanges, much like stocks. An ETF holds assets such as stocks or bonds and trades at approximately the same price as the net asset value of its underlying assets over the course of the trading day.  Many ETFs track an index, such as the Dow Jones Industrial Average or the S&P 500.

Separately Managed Accounts (“SMAs”) - A SMA is comprised of individual securities which an Overlay Manager shall invest in for the client, based on an investment  model provided by one or more separately registered investment managers (“sub-managers”), which invests for the client based on their own investment decision. This differs from a mutual fund because the investor directly owns the securities instead of owning a share in a pool of securities.  For more information about the Overlay Manager, please see the “Your Relationship with CGM and Nationwide” section.

(b)  Please see our response to Comment No. 2 (a) above.  Additionally, we revised the second paragraph of the “What are the Eligible Portfolios and how are they managed?” section as follows:

CGM selects the list of Investment Products available to you and your Financial Advisor from among those that CGM can recommend based on CGM’s due diligence research.  CGM bases its research on factors such as consistency with investment strategy and historical performance.  The list of Investment Products which CGM recommends will change when CGM identifies additional Investment Products that satisfy CGM’s research, or when CGM determines that existing Investment Products no longer satisfy CGM’s research.  Nationwide also reviews the list of available Investment Products to ensure that it is comfortable with the risk that each Investment Product could generate.  CGM provides the list of available Investment Products to your Financial Advisor.

(c)  Please see our response to Comment No. 2 (a) and (b) above.  Additionally, we revised the “Four Step Investment Process” as follows:

Four Step Investment Process

At or before the time of this Contract application, you and your Financial Advisor will follow the process below to select your Eligible Portfolio:

Step 1:  Set Investment Objectives

Your Financial Advisor helps you establish your investment objectives for Your Account.

Step 2:  Select Investment Model/Eligible Portfolio

Based on your investment objectives, your Financial Advisor recommends one Model for Your Account from the Models permitted as Eligible Portfolios.  The Select UMA program offers Models that are Eligible Portfolios and those that are not Eligible Portfolios.  If you wish to receive the benefit of this Contract, you must select an Eligible Portfolio.

Step 3: Select Investment Products

Your Financial Advisor then works with you to select the specific Investment Products that will meet the requirement for each asset class and asset class percentage within the Eligible Portfolio you selected.

The United States Securities
and Exchange Commission
May 12, 2009

Once you have (with the assistance of your Financial Advisor) selected the Investment Products for each asset class in the Model you have chosen, the Overlay Manager will purchase the investments in a manner consistent with the Model and the Investment Products selected.

Step 4: Ongoing Review Process

Your Financial Advisor will contact you to determine whether short-term or long-term changes are needed either in the Eligible Portfolio you selected.  You may change to a different Model from among the Models permitted as Eligible Portfolios, and you and your Financial Advisor may also change to other Investment Products from the Investment Products that are permitted for Eligible Portfolios.

Additionally, you may remain in a Former Eligible Portfolio as indicated in the “Terms and Conditions of the Contract” section.  If you move Your Account assets to a non-Eligible Portfolio (any Select UMA Model that is not an Eligible Portfolio) at any time, your Contract will be suspended.  Please see the “Suspension and Termination Provisions” section later in this prospectus for more information.  Note: Reallocating Your Account out of the Eligible Portfolio elected at the time of application may have negative tax consequences.  Please consult a qualified tax advisor for more information.

Finally, we revised disclosure in the third paragraph of the “Your Relationship with CGM and Nationwide” section on page 20 as follows:

The Select UMA program is governed by the Client Agreement that you sign with CGM.  You sign the Client Agreement with CGM at or before the time CGM opens Your Account (a requirement for issuance of the Contract).  In the Client Agreement, you authorize CGM to provide investment advisory services to you, including the selection of your Eligible Portfolio.  CGM will act through your Financial Advisor, an employee of CGM, who serves as an advisor to you.  The Overlay Manager is a division of CGM.  The Overlay Manager constructs and maintains your Eligible Portfolio by implementing your choice of Model and Investment Product by arranging for the execution of trades in Your Account, placing orders for the purchase, sale, or redemption of shares of mutual funds and exchange-traded funds in accordance with the Model you have selected, and rebalancing Your Account.  Please read the Client Agreement carefully.  More information regarding the Select UMA program is provided in the relevant CGMI Form ADV, Schedule H (the “CGMI ADV”), which you may obtain from your CGM Financial Advisor.

(d)  Please see our response to Comment No. 2(c) above.

3.           Eligible Portfolios Summary (p.7) Please consider revising the disclosure in this section that addresses past performance, and balance the disclosure with a statement that discusses risk of loss.

RESPONSE:  We revised the disclosure in the second paragraph of the Eligible Portfolios Summary as follows:

Although past performance is not a guarantee of future results, historically investments that have had higher fluctuations have provided higher long term returns, along with higher risks of loss.

4.           Risk Factors. (p.17)  Please consider adding the $2 million limit as a risk factor.

RESPONSE:  We added the following risk factor to the disclosure:

The United States Securities
and Exchange Commission
May 12, 2009

Additional deposits that exceed $2,000,000 in Total Gross Deposits could suspend or terminate your Contract.

Nationwide does not control the assets in Your Account, so it cannot set limits on the amount of Additional Deposits you can add to Your Account.  Nationwide does, however, control how the Guaranteed Lifetime Withdrawal Base is calculated, which directly impacts Nationwide’s obligation to make Guaranteed Payments under the Contract.  In order to manage Nationwide’s risk of making Guaranteed Payments, Nationwide reserves the right to refuse to accept for your Guaranteed Lifetime Withdrawal Base any Additional Deposit in excess of $2,000,000 in Total Gross Deposits if certain requirements are not met.  If such an Additional Deposit is made and the requirements are not met, your Contract may be suspended, which could lead to Contract termination.  See “Suspension and Termination Provisions” later in this prospectus for more information.

5.           Specific suspension events and their cures.  (p. 34)   Please consider revising cause and effect statements when referencing the $2 million limit, and be straightforward to the contractowner about the reason for the $2 million limit.  Additionally, please consider defining “Total Gross Deposits” in the glossary.

RESPONSE:  We revised the disclosure in the “Additional Deposits that exceed $2,000,000 in Total Gross Deposits” subsection of the of the “Suspension and Termination Provisions” section:

Additional Deposits that exceed $2,000,000 in Total Gross Deposits.  We must manage the risk that your Guaranteed Lifetime Payments may become too large for us to guarantee.  While we do not manage Your Account, we maintain sole discretion as to how high your Guaranteed Lifetime Withdrawal Base may increase.  Therefore, we reserve the right to refuse to accept an Additional Deposit made into Your Account for your Guaranteed Lifetime Withdrawal Base that brings your Total Gross Deposits above $2,000,000.  Our decision to accept your Additional Deposit for your Guaranteed Lifetime Withdrawal Base will be based on one or more factors, including but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total Account Value, election of the Spousal Continuation Option, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a nondiscriminatory manner.  Note:  If you have more than one CGM account with this Guarantee, the $2,000,000 limit in Total Gross Deposits applies to the aggregate account value of Your Accounts.

Since you will not independently be able to make the determination as to whether an Additional Deposit will be accepted for your Guaranteed Lifetime Withdrawal Base, you and your Financial Advisor should contact us at the phone number shown on the front page of this prospectus prior to making any Additional Deposit that you suspect may exceed $2,000,000 in Total Gross Deposits.  We will assist you in determining whether your Additional Deposit will be accepted for your Guaranteed Lifetime Withdrawal Base calculation.  This pre-deposit inquiry prevents an inadvertent suspension of your Contract, because submitting Additional Deposits that exceed the $2,000,000 in Total Gross Deposits limit without Nationwide’s prior approval will suspend your Contact, which could lead to Contract termination.

The United States Securities
and Exchange Commission
May 12, 2009

More specifically, the following scenarios apply to the Contract:

•
Pre-Deposit Inquiry. If you contact us before you submit an Additional Deposit that you know or suspect will exceed the $2,000,000 in Total Gross Deposits limit, we will perform an analysis and make a determination as to whether we will accept the Additional Deposit for your Guaranteed Lifetime Withdrawal Base.  We will notify you of our determination within a reasonable time.

o
If we permit the application of all or a portion of an Additional Deposit to the Guaranteed Lifetime Withdrawal Base calculation, that amount will be reflected in your Guaranteed Lifetime Withdrawal Base at the time you deposit the Additional Deposit to Your Account, provided such deposit is made within 5 days of our notification of approval and provided that such deposit does not exceed the amount evaluated in the pre-deposit inquiry.  If you make such Additional Deposit after the expiration of the permitted time period, or it is for an amount greater than that submitted in the pre-deposit inquiry, we will treat the Additional Deposit as if no pre-deposit inquiry was made (see “No Pre-Deposit Inquiry” below) and will immediately suspend your Contract.

o
If we exercise our right to refuse to accept all or a portion of an Additional Deposit for the Guaranteed Lifetime Withdrawal Base (and you have not made the Additional Deposit), we will not suspend your Contract.  If however, you proceed to make the Additional Deposit after our notification of our refusal to accept the Additional Deposit for your Guaranteed Lifetime Withdrawal Base, we will treat the Additional Deposit as if no pre-deposit inquiry was made (see “No Pre-Deposit Inquiry” below) and will immediately suspend your Contract.

•
No Pre-Deposit Inquiry.  If you do not contact us before you submit an Additional Deposit that causes Your Account to exceed the $2,000,000 in Total Gross Deposits limit, we will immediately suspend your Contract.  We will notify you of the suspension and the reason for the suspension.  Then, we will perform an analysis and make a determination as to whether we will accept the Additional Deposit for your Guaranteed Lifetime Withdrawal Base.  We will notify you of our determination within a reasonable time during the suspension period.  Note: In the event of multiple Additional Deposits that cause Total Gross Deposits to exceed $2,000,000, each deposit will have its own suspension period and review determination.  Multiple Additional Deposits will be evaluated in the order they are deposited.

o
If we permit the application of all or a portion of an Additional Deposit to the Guaranteed Lifetime Withdrawal Base calculation, that amount will be reflected in your Guaranteed Lifetime Withdrawal Base as of the date you deposited the Additional Deposit to Your Account and we will immediately remove the Contract’s suspension.  We will notify you that the suspension has been removed.

o
If we exercise our right to refuse to accept all or a portion of an Additional Deposit for the Guaranteed Lifetime Withdrawal Base, your Contract will continue to be suspended (as of the date of the Additional Deposit).  We will notify you and your Financial Advisor immediately of the Contract’s suspended status and will request that you remove the Additional Deposit(s) from Your Account.  The notification will indicate that the Contract will remain suspended until you remove the Additional Deposit(s) that caused your Total Gross Deposits to exceed $2,000,000 from Your Account, and that if you do not withdraw the necessary amount from Your Account before the end of the suspension period, the Contract will terminate and you will not be eligible for any of the benefits associated with the Contract.  During the suspension period, any withdrawal will not constitute an Early Withdrawal or an Excess Withdrawal.

The United States Securities
and Exchange Commission
May 12, 2009

Additionally, we added the term “Total Gross Deposits” to the glossary and defined it as follows:

Total Gross Deposits- The total of all deposits, including your initial deposit and excluding any withdrawals, made into Your Account.

6.           Incorporation of Certain Materials by Reference. (p. 41)   Unless Nationwide intends to rely on Rule 12h-7, please remove any reference to the rule in the disclosure.

RESPONSE: We removed 12h-7 language from the “Incorporation of Certain Information by Reference” section.

7.           Representations. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

RESPONSE: We represent that we have met the S-1 Form requirements.

We acknowledge the following:
•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, Nationwide acknowledges all of the following:
•	that Nationwide is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;
•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

The United States Securities
and Exchange Commission
May 12, 2009

•
that Nationwide may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

I hope you find this background information helpful.  Please contact me directly at (614) 677-2216 if you have any questions regarding this filing.

Sincerely,

/s/HOLLY J. HUNT
Holly J. Hunt
Senior Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny